Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Revenue

Deferred revenue consisted of the following as of March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

Balance, beginning of the period	$1,302,717	$767,726
Additions	71,903	1,070,528
Amortization or earned	(715,462)	(535,537)
Balance, ending of the period	659,158	1,302,717

Deferred revenue – short-term	483,243	1,127,423
Deferred revenue – long-term	$175,915	$175,294

Deferred revenue consisted of the following as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Balance, beginning of year	$767,726	$-
Assumed from Boxlight Group	-	761,622
Additions	1,070,528	259,744
Amortization	(535,537)	(253,640)
Balance, ending of year	1,302,717	767,726

Deferred revenue – short-term	1,127,423	495,603
Deferred revenue – long-term	$175,294	$272,123